Note 18 - Leases (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Lease, Cost [Table Text Block]
Operating
Weighted average remaining term (years)	14.4
Weighted average discount rate	6.03%

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
Undiscounted cash flows due (In thousands):	Operating
2025	$454
2026	464
2027	417
2028	407
2029	415
2030 and thereafter	4,596
Total undiscounted cash flows	6,753
Discount on cash flows	(2,394)
Total lease liabilities	$4,359